UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Noesis Capital Corp.
Address: 1801 Clint Moore Road
         Suite 100
         Boca Raton, FL  33487

13F File Number:  28-10542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cory Nass
Title:     Corporate Counsel
Phone:     (561) 998-8884

Signature, Place, and Date of Signing:

     /s/ Cory Nass     Boca Raton, FL     February 03, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $210,572 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      717    18000 SH       SOLE                    18000        0        0
ALTRIA GROUP INC               COM              02209s103      788    12900 SH       SOLE                    12900        0        0
AMERICAN EXPRESS CO            COM              025816109     7658   135845 SH       SOLE                   113305        0    22540
AMGEN INC                      COM              031162100    10094   157356 SH       SOLE                   136379        0    20977
APPLIED MATLS INC              COM              038222105     4034   235878 SH       SOLE                   209259        0    26619
BANK OF AMERICA CORPORATION    COM              060505104      580    12346 SH       SOLE                    11833        0      513
BED BATH & BEYOND INC          COM              075896100     8036   201765 SH       SOLE                   175215        0    26550
CHUBB CORP                     CORP UNIT %      171232309      968    32700 SH       SOLE                    28749        0     3951
CISCO SYS INC                  COM              17275R102     9609   497386 SH       SOLE                   402936        0    94450
CITIGROUP INC                  COM              172967101    11333   235228 SH       SOLE                   197376        0    37852
COHEN & STEERS QUALITY RLTY    COM              19247L106      546    26500 SH       SOLE                    26500        0        0
CONSTELLATION BRANDS INC       PFD 1/40 A5.75   21036P306      666    17700 SH       SOLE                    16359        0     1341
DELL INC                       COM              24702R101     5434   128961 SH       SOLE                   112092        0    16869
DNP SELECT INCOME FD           COM              23325P104     1188    99700 SH       SOLE                    91815        0     7885
EAST WEST BANCORP INC          COM              27579R104     1073    25572 SH       SOLE                    25572        0        0
EXXON MOBIL CORP               COM              30231G102      711    13863 SH       SOLE                    11595        0     2268
FEDERAL HOME LN MTG CORP       COM              313400301     9531   129320 SH       SOLE                   111489        0    17831
FIRST DATA CORP                COM              319963104     8290   194865 SH       SOLE                   167218        0    27647
FUTUREMEDIA PLC                SPONSORED ADR    360912109     1034  1216372 SH       SOLE                  1216372        0        0
GENERAL ELEC CO                COM              369604103     3071    84149 SH       SOLE                    74841        0     9308
GOLDMAN SACHS GROUP INC        COM              38141g104      564     5424 SH       SOLE                     5424        0        0
HOME DEPOT INC                 COM              437076102     1617    37840 SH       SOLE                    30757        0     7083
INTEL CORP                     COM              458140100     7832   334861 SH       SOLE                   281802        0    53059
INTERGROUP CORP                COM              458685104     1755   131000 SH       SOLE                   131000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      764     7751 SH       SOLE                     7369        0      382
JACOBS ENGR GROUP INC DEL      COM              469814107     5503   115150 SH       SOLE                    97599        0    17551
JOHNSON & JOHNSON              COM              478160104     8224   129679 SH       SOLE                   116291        0    13388
JPMORGAN & CHASE & CO          COM              46625H100     9312   238717 SH       SOLE                   206592        0    32125
LOWES COS INC                  COM              548661107     9712   168649 SH       SOLE                   139099        0    29550
MASCO CORP                     COM              574599106     9479   259486 SH       SOLE                   220069        0    39417
MBNA CORP                      COM              55262L100    10110   358621 SH       SOLE                   299724        0    58897
MEDTRONIC INC                  COM              585055106     9694   195166 SH       SOLE                   170450        0    24716
MICROSOFT CORP                 COM              594918104     5976   223656 SH       SOLE                   195075        0    28581
MICROSOFT CORP                 COM              594918104      637    33050 SH       SOLE                    33050        0        0
MUNIHOLDINGS FLA INSD FD       COM              62624W105     1163    76490 SH       SOLE                    75442        0     1048
NASDAQ 100 TR                  UNIT SER 1       631100104      584    14628 SH       SOLE                    11296        0     3332
NUVEEN PFD & CONV INC FD       COM              67073B106     1699   118566 SH       SOLE                   105525        0    13041
NUVEEN QUALITY PFD INCOME FD   COM              67071S101      951    67950 SH       SOLE                    63059        0     4891
NUVEEN REAL ESTATE INCOME FD   COM              67071B108     1022    49250 SH       SOLE                    46676        0     2574
PFIZER INC                     COM              717081103     6347   236038 SH       SOLE                   204501        0    31537
PPL CORP                       COM              69351T106     1690    31721 SH       SOLE                    26782        0     4939
PROCTER & GAMBLE CO            COM              742718109     5309    96386 SH       SOLE                    78457        0    17929
SPHERION CORP                  COM              848420105      777    92500 SH       SOLE                    92500        0        0
STAPLES INC                    COM              855030102    10313   305927 SH       SOLE                   262965        0    42962
UNITED PARCEL SERVICE INC      CL B             911312106     4859    56860 SH       SOLE                    49322        0     7538
WACHOVIA CORP 2ND NEW          COM              929903102      544    10339 SH       OTHER                    1320        0     9019
WAL MART STORES INC            COM              931142103     8242   156030 SH       SOLE                   131796        0    24234
WYETH                          COM              983024100      532    12500 SH       SOLE                    12500        0        0